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                                                            SPDR(R) Series Trust
                                                            One Lincoln Street
                                                            Boston, MA 02111

December 21, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Room

RE: SPDR Series Trust ("Registrant")
    File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the SPDR(R) Barclays Capital Short Term Corporate Bond ETF, a series of the above-referenced Registrant, does not differ from the prospectus contained in Post-Effective Amendment No. 45 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on December 16, 2009.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,


/s/ Mark E. Tuttle

-------------------------------------
Mark E. Tuttle
Assistant Secretary

cc: W. John McGuire, Esq.